Summary of significant accounting policies (Details 1)	6 Months Ended
Mar. 31, 2026
Machinery and Equipment [Member]
Property plant and equipment useful life	10 years
Property and Building [Member]
Property plant and equipment useful life	20 years
Vehicles [Member]
Property plant and equipment useful life	4 years
Office Equipment [Member] | Minimum [Member]
Property plant and equipment useful life	3 years
Office Equipment [Member] | Maximum [Member]
Property plant and equipment useful life	5 years